Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis.

		As of		As of
		March 31, 2017		December 31, 2016
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$18,767	18,767	18,915	$18,915
Restricted cash	1	22,994	22,994	22,209	22,209
Amounts due from affiliate	2	4,247	4,247	4,237	4,237
Derivative instruments	2	(7,884)	(7,884)	(7,045)	(7,045)
Other:
Advances (shareholder loans) to joint ventures	2	6,021	6,115	7,218	7,355
Current amounts due to owners and affiliates	2	(3,538)	(3,538)	(1,374)	(1,374)
Cash designated for acquisition	1	—	—	91,768	91,768
Other long-term receivables	2	6,195	6,195	6,195	6,195
Lampung facility	2	(160,562)	(178,301)	(164,851)	(183,585)
Gallant facility	2	(164,421)	(164,832)	(167,797)	(168,889)
Grace facility	2	(188,800)	(186,378)	—	—
Revolving credit and seller’s credit due to owners and affiliates	2	$(44,605)	(46,294)	(43,005)	$(44,098)

Financing Receivable Credit Quality Indicators [Table Text Block]
The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables	Credit Quality		March 31,	December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2017	2016
Trade receivable and long-term receivable	Payment activity	Performing	$13,096	$8,283
Amounts due from affiliate	Payment activity	Performing	4,247	4,237
Advances/ loans to joint ventures	Payment activity	Performing	$6,021	$7,218